Mineral Properties (Details) - ha	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016
Area of claim in hectares	73	73
Claim 1 [Member]
Claim number	4282128	4282128
Area of claim in hectares	16	16
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019
Claim 2 [Member]
Claim number	4282129	4282129
Area of claim in hectares	16	16
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019
Claim 3 [Member]
Claim number	4282130	4282130
Area of claim in hectares	6	6
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019
Claim 4 [Member]
Claim number	4282131	4282131
Area of claim in hectares	9	9
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019
Claim 5 [Member]
Claim number	4282132	4282132
Area of claim in hectares	11	11
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019
Claim 6 [Member]
Claim number	4282133	4282133
Area of claim in hectares	13	13
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019
Claim 7 [Member]
Claim number	4282134	4282134
Area of claim in hectares	2	2
Claim Start Date	Feb. 16, 2016	Feb. 16, 2016
Claim Expiry Date	Feb. 16, 2019	Feb. 16, 2019